Other Payable - Schedule of Other Payable (Details) - Benefactum Alliance Business Consultant (Beijing) Co., Ltd [Member] - USD ($)	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Private loan risk reserve	$ 6,568,941	$ 5,410,913	$ 1,481,136
Other payable	$ 6,568,941	$ 5,410,913	$ 1,481,136